Goodwill	3 Months Ended
Mar. 31, 2025
Goodwill [Abstract]
Goodwill
(14)	Goodwill

Changes of goodwill for the for the three-months ended March 31, 2025 and 2024 are as follows:

	For the three-months ended March 31, 2025
	Beginning	Business combination	Impairment loss	Effects of changes in exchange rate	Ending
Goodwill	$24,354,066	$-	$-	$58,124	$24,412,190

	For the three-months ended March 31, 2024
	Beginning	Business combination	Impairment loss	Effects of changes in exchange rate	Ending
Goodwill	$27,765,222	$-	$-	$(1,183,341)	$26,581,881